Finance Lease Receivables, Net - Summary of Movement of Allowance for Finance Lease Receivables (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Balance at the beginning of the year	¥ 23,726,420	$ 3,723,193	¥ 19,088,837
Additions	25,839,117	4,054,721	36,282,049
Charge-offs	(17,348,778)	(2,722,401)	(31,644,466)
Balance at the end of the year	¥ 32,216,759	$ 5,055,513	¥ 23,726,420